S000053132 [Member] Annual Fund Operating Expenses - UBS Select Government Preferred Fund	Apr. 30, 2025
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	August 31, 2026
UBS Select Government Preferred Fund
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.18%	[1]
Distribution and Service (12b-1) Fees	0.00%	[1]
Other Expenses (as a percentage of Assets):	0.00%	[1],[2]
Expenses (as a percentage of Assets)	0.18%	[1]
Fee Waiver or Reimbursement	0.04%	[1],[3]
Net Expenses (as a percentage of Assets)	0.14%	[1],[3]

[1]	The fund invests in securities through an underlying master fund, Government Master Fund. This table reflects the direct expenses of the fund and its share of expenses of Government Master Fund, including management fees allocated from Government Master Fund. Management fees are comprised of investment advisory and administration fees.
[2]	“Other expenses” do not include miscellaneous expenses, such as trustee expenses, which are deducted from the amount the fund pays UBS Asset Management (Americas) LLC (“UBS AM”). These other expenses are expected to be less than 0.01% of the average daily net assets of the fund.
[3]	The fund and UBS AM have entered into a written fee waiver agreement pursuant to which UBS AM is contractually obligated to waive its management fees so that the total ordinary operating expenses of the fund through August 31, 2026, do not exceed 0.14%. The fee waiver agreement may be terminated by the fund’s board at any time and also will terminate automatically upon the expiration or termination of the fund’s contract with UBS AM.